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                      THE FRANKLIN LIFE INSURANCE COMPANY
                      FRANKLIN LIFE VARIABLE ANNUITY FUND

                                 JUNE 30, 2000
                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)
--------------------------------------------------------------------------------






                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                          Springfield, Illinois 62713


================================================================================






The Semi-Annual Report of The Franklin Life Variable Annuity Fund is prepared and provided by The Franklin Life Insurance Company.

--------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any Franklin Life contract. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)


                                                                AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                       -------------------------------------------------------------
                                                          STOCK INDEX          STOCK INDEX          MONEY MARKET
                                                              FUND                FUND                  FUND
                                                          SUBACCOUNT A         SUBACCOUNT B         SUBACCOUNT C
                                                       -------------------------------------------------------------
ASSETS

Investments in Funds at fair value
     (cost: see below)                                   $ 11,984,669          $ 1,569,675           $ 1,342,711
Due from (to) General Account                                    (170)                (385)                 (367)
                                                       -------------------------------------------------------------

NET ASSETS                                               $ 11,984,499          $ 1,569,290           $ 1,342,344
                                                       =============================================================

Unit value                                               $     132.19          $    154.02           $     26.01
                                                       =============================================================

Units outstanding                                              90,662               10,189                51,611
                                                       =============================================================

Cost of investments                                      $ 11,172,028          $ 1,465,278           $ 1,342,711
                                                       =============================================================


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)


                                                                 AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                        ------------------------------------------------------------
                                                           STOCK INDEX         STOCK INDEX          MONEY MARKET
                                                              FUND                 FUND                 FUND
                                                          SUBACCOUNT A         SUBACCOUNT B         SUBACCOUNT C
                                                        ------------------------------------------------------------

NET INVESTMENT INCOME (EXPENSE)
Income
        Dividends and interest                          $      55,046       $       6,966        $      37,566
        Capital gains distributions                                 -                   -                    -
Expenses
        Mortality and expense risk charge                      63,271               8,477                6,255
                                                        ------------------------------------------------------------
Net investment income (expense)                                (8,225)             (1,511)              31,311

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
        Net realized gain (loss)                               62,065               6,655                    -
        Net unrealized appreciation (depreciation)
            Beginning of period                               924,575             114,346                    -

            End of period                                     812,641             104,397                    -
                                                        ------------------------------------------------------------

Net change in unrealized appreciation
   (depreciation) during the period                          (111,934)             (9,949)                   -
                                                        ------------------------------------------------------------
Net realized and unrealized gain (loss) on
   investments                                                (49,869)             (3,294)                   -
                                                        ------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                                      $     (58,094)      $      (4,805)            $ 31,311
                                                        ============================================================


SEE NOTES TO FINANCIAL STATEMENTS

FRANKLIN LIFE VARIABLE ANNUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                            AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                                  ---------------------------------------------------------------
                                                      STOCK INDEX          STOCK INDEX           MONEY MARKET
                                                          FUND                 FUND                  FUND
                                                      SUBACCOUNT A         SUBACCOUNT B          SUBACCOUNT C
                                                  ---------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                 $      (8,225)       $      (1,511)        $      31,311
  Net realized gain (loss) on investments                62,065                6,655                     -
  Net change in unrealized appreciation
      (depreciation) on investments                    (111,934)              (9,949)                    -
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                                   (58,094)              (4,805)               31,311
FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                         30,519                4,972                 5,833
  Withdrawals                                        (1,203,446)             (60,664)              (76,549)
  Transfers from (to) fixed account                      18,007                    -                     -
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets
      from contract related transactions             (1,154,920)             (55,692)              (70,716)
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets                (1,213,014)             (60,497)              (39,405)
Net assets, beginning of period                      13,197,513            1,629,787             1,381,749
                                                  ---------------------------------------------------------------
Net assets, end of period                         $  11,984,499        $   1,569,290         $   1,342,344
                                                  ===============================================================
FOR THE YEAR ENDED DECEMBER 31, 1999
CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                 $      62,250        $       4,572         $      46,491
  Net realized gain (loss) on investments             7,637,684            1,213,110                     -
  Net change in unrealized appreciation
      (depreciation) on investments                  (6,746,099)          (1,151,564)                    -
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets
      from operations                                   953,835               66,118                46,491
FROM CONTRACT RELATED TRANSACTIONS:
  Net contract purchase payments                        234,854               16,346                15,560
  Withdrawals                                        (1,590,062)            (489,383)             (226,081)
  Transfers from (to) fixed account                      57,386                    -                     -
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets
      from contract related transactions             (1,297,822)            (473,037)             (210,521)
                                                  ---------------------------------------------------------------
Net increase (decrease) in net assets                  (343,987)            (406,919)             (164,030)
Net assets, beginning of year                        13,541,500            2,036,706             1,545,779
                                                  ---------------------------------------------------------------
Net assets, end of year                           $  13,197,513        $   1,629,787         $   1,381,749
                                                  ===============================================================


SEE NOTES TO FINANCIAL STATEMENTS

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1.   NATURE OF OPERATIONS AND REORGANIZATION

     Franklin Life Variable Annuity Fund (the Fund or the Ongoing Fund) is a separate account of The Franklin Life Insurance Company (Franklin) under Illinois insurance law and a unit investment trust under the Investment Company Act of 1940. The Fund supports the operations of Franklin's variable annuity contracts (the Contracts). New contracts are no longer being issued.

     Prior to April 30, 1999, Franklin maintained Franklin Life Variable Annuity Funds A and B, and Franklin Life Money Market Variable Annuity Fund C (the Former Funds) which were originally established as open-end diversified management investment companies under the Investment Company Act of 1940. On April 30, 1999, a reorganization was effected under which Franklin Life Variable Annuity Fund A was renamed Franklin Life Variable Annuity Fund, converted into a unit investment trust, and consolidated with Franklin Life Variable Annuity Fund B and Franklin Life Money Market Variable Annuity Fund C. The assets of the Former Funds were transferred to Subaccounts A, B, and C, respectively, of the Ongoing Fund.

     The Ongoing Fund consists of three subaccounts invested in units of beneficial interest (shares) of two portfolios of American General Series Portfolio Company (AGSPC), an affiliated open-end management investment company. Subaccounts A and B invest in the AGSPC Stock Index Fund portfolio and Subaccount C invests in the AGSPC Money Market Fund portfolio.

     The Statement of Operations and the Statement of Changes in Net Assets for the year ended December 31, 1999 for the new Subaccounts A, B, and C reflect the consolidated activity of the Former Funds through April 30, 1999, and Subaccounts A, B and C of the Ongoing Fund from May 1, 1999 to December 31, 1999.

     Franklin Financial Services Corporation, a wholly owned subsidiary of Franklin, acts as principal underwriter for the Contracts, as defined in the Investment Company Act of 1940. The assets of the Fund are the property of Franklin; however, the portion of the Fund's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Franklin may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     Investments: Investments are carried at fair value based on the net asset values of the respective AGSPC portfolios. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of investments are determined based on the specific identification method.

     Taxation: Operations of the Fund form a part of, and are taxed with those of, Franklin, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Fund.

     Reserves: Annuity reserves on Contracts, all involving life contingencies, are calculated using the Progressive Annuity Table with an assumed investment rate of 3-1/2%. At June 30, 2000, net assets includes $16,630 for annuity reserves.

3.   CONTRACT CHARGES

     In conjunction with the reorganization, Franklin waived all sales loads, surrender or deferred sales charges and administrative fees specified in each Contract beginning October 1998. AGSPC deducts a charge for investment management and other expenses for the Stock Index Fund portfolio and the Money Market Fund portfolio of 0.35% and 0.50%, respectively. In addition, Franklin deducts a charge from the assets of the Fund to cover mortality and expense risks related to the operations of the Fund at an effective annual rate of 1.00% for Subaccounts A and B and 0.94% for Subaccount C. Total annual Fund expenses are capped at 1.44%. Total charges paid by the Fund to Franklin were $78,003 for the period ended June 30, 2000 and $206,577 for the year ended December 31, 1999.

THE FRANKLIN LIFE INSURANCE COMPANY
FRANKLIN LIFE VARIABLE ANNUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS


                                                            AMERICAN GENERAL SERIES PORTFOLIO COMPANY
                                              -----------------------------------------------------------------------
                                                     STOCK INDEX              STOCK INDEX          MONEY MARKET
                                                         FUND                    FUND                  FUND
                                                     SUBACCOUNT A            SUBACCOUNT B          SUBACCOUNT C
                                              -----------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)
Unit value, beginning of period                         $132.58                $154.47                 $25.41
                                              =======================================================================

Unit value, end of period                               $132.19                $154.02                 $26.01
                                              =======================================================================
Number of units outstanding,
   beginning of period                                   99,547                 10,551                 54,370

Net contract purchase payments                              238                     33                    230

Withdrawals                                              (9,265)                  (395)                (2,989)

Transfers from (to) fixed account                           142                      -                      -
                                              -----------------------------------------------------------------------
Number of units outstanding,
   end of period                                         90,662                 10,189                 51,611
                                              =======================================================================

FOR THE YEAR ENDED DECEMBER 31, 1999

Unit value, beginning of year                           $123.03                $147.18                 $24.59

                                              =======================================================================

Unit value, end of year                                 $132.58                $154.47                 $25.41
                                              =======================================================================
Number of units outstanding,
   beginning of year                                    109,896                 13,839                 62,851

Net contract purchase payments                            1,967                    110                    601

Withdrawals                                             (12,508)                (3,398)                (9,082)

Transfers from (to) fixed account                           192                      -                      -
                                              -----------------------------------------------------------------------
Number of units outstanding,
   end of year                                           99,547                 10,551                 54,370
                                              =======================================================================


5.   REMUNERATION OF MANAGEMENT

     The Fund incurs no liability for payment to directors, members of advisory boards, officers or any other person who might provide a service for the Fund, except as described in Note 3.